Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Summary of intangible assets other than goodwill

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Developed Technology	7.82 years	$407,680	$(9,484)	$398,196
Internally developed software	2.37 years	55,109	(26,419)	28,690
Gaming Licenses	4.62 years	19,138	(1,944)	17,194
Trademarks and tradenames	2.82 years	4,480	(278)	4,202
Customer relationships	4.82 years	97,440	(3,627)	93,813
Intangible Assets, net		$583,847	$(41,752)	$542,095

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Internally developed software	2.35 years	$43,753	$(21,188)	$22,565
Gaming Licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$55,756	$(21,817)	$33,939

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

The Company has the following intangible assets, net at December 31, 2018:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	0.5 years	$3,328	$(3,013)	$315
Internally developed software	2.45 years	28,937	(12,572)	16,365
State licenses	0.75 years	251	(55)	196
Intangible Assets, net		$32,516	$(15,640)	$16,876

Summary of changes in the carrying amount of goodwill

	B2C	B2B	Total
Balance as of December 31, 2019	$4,738	$—	$4,738
Goodwill acquired in SBTech Acquisition*	348,345	122,600	470,945
Currency Translation Adjustment	—	4,895	4,895
Balance as of June 30, 2020	$353,083	$127,495	$480,578

* = Preliminary allocation

Balance as of December 31, 2017	$4,399
Goodwill acquired	339
Balance as of December 31, 2018	$4,738
Goodwill acquired	—
Balance as of December 31, 2019	$4,738